Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Dilutive Net Loss Per Share

The computation of basic and dilutive net loss per share attributable to common stockholders for the three months ended March 31, 2025 and 2024, are as follows:

	Three Months ended March 31,
	2025	2024
Basic:
Numerator:
Net income (loss) attributable to common shareholders	$4,299,052	$(6,547,412)
Denominator:
Weighted-average common shares outstanding	36,369,224	21,115,617
Net income (loss) per share – basic:	$0.12	$(0.31)
Diluted:
Numerator:
Net income (loss) attributable to common and common equivalent shareholders	4,299,052	(6,547,412)
Denominator:
Weighted-average common stock outstanding	36,369,224	21,115,617
Stock options, warrants, Earn-Out Liability, and convertible notes outstanding to purchase shares of common stock	214,441	-
Total common and common equivalent shares outstanding	36,583,665	21,115,617
Net income (loss) per share – diluted:	$0.12	$(0.31)

Schedule of Net Income (Loss) Per Share-Diluted Including Anti-Dilutive

The weighted average potential shares of common stock that were excluded from the calculation of net income (loss) per share-diluted for the periods presented because including them would have been anti-dilutive consisted of the following:

	Three Months ended March 31,
	2025	2024
Stock options outstanding to purchase shares of common stock	4,145,706	-
Public and Private Warrants	11,799,851	-
Earn-Out Liability	4,500,000	-